Fair Value of Financial Instruments - Additional Information About Instruments Measured at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jan. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	$ 30,124.5	$ 30,281.3		$ 28,312.0
Marketable equity securities, at fair value	708.6	755.7		717.4
Derivatives, at fair value	294.8	339.1		307.4
Separate account assets	999.4	978.1		911.4
Embedded derivatives	865.5	806.0		573.7
Mortgage loans	6,285.0	6,241.2		5,692.2
Investments in limited partnerships	150.0	173.0		214.7
Cash and cash equivalents	435.0	347.5	$ 387.9	326.3	$ 254.0
Cash and cash equivalents, fair value disclosure	435.0	347.5		326.3
Funds held under deposit contracts	36,199.1	35,345.9		33,393.1
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, fair value disclosure	435.0	347.5		326.3
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, fair value disclosure	0.0	0.0		0.0
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents, fair value disclosure	0.0	0.0		0.0
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	30,124.5	30,281.3		28,312.0
Marketable equity securities, at fair value	708.6	755.7		717.4
Derivatives, at fair value	294.8	339.1		307.3
Total investments carried at fair value	31,127.9	31,376.1		29,336.7
Separate account assets	999.4	978.1		911.4
Assets, fair value disclosure	32,127.3	32,354.2		30,248.1
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0		0.0
Marketable equity securities, at fair value	676.6	722.6		684.6
Derivatives, at fair value	0.0	0.2		0.0
Total investments carried at fair value	676.6	722.8		684.6
Separate account assets	999.4	978.1		911.4
Assets, fair value disclosure	1,676.0	1,700.9		1,596.0
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	29,685.5	30,038.9		28,246.5
Marketable equity securities, at fair value	25.8	26.8		26.9
Derivatives, at fair value	271.2	299.4		300.3
Total investments carried at fair value	29,982.5	30,365.1		28,573.7
Separate account assets	0.0	0.0		0.0
Assets, fair value disclosure	29,982.5	30,365.1		28,573.7
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	439.0	242.4		65.5
Marketable equity securities, at fair value	6.2	6.3		5.9
Derivatives, at fair value	23.6	39.5		7.0
Total investments carried at fair value	468.8	288.2		78.4
Separate account assets	0.0	0.0		0.0
Assets, fair value disclosure	468.8	288.2		78.4
US Government Agencies Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	297.3	422.2		392.1
US Government Agencies Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0		0.0
US Government Agencies Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	297.3	422.2		392.1
US Government Agencies Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0		0.0
US States and Political Subdivisions Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	746.9	792.4		930.8
US States and Political Subdivisions Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0		0.0
US States and Political Subdivisions Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	746.9	792.4		930.8
US States and Political Subdivisions Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0		0.0
Corporate Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	23,934.4	23,932.2		21,769.0
Corporate Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0		0.0
Corporate Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	23,611.4	23,731.4		21,712.0
Corporate Debt Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	323.0	200.8		57.0
Residential Mortgage Backed Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,426.2	2,472.8		2,584.6
Residential Mortgage Backed Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0		0.0
Residential Mortgage Backed Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,426.2	2,472.8		2,584.6
Residential Mortgage Backed Securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0		0.0
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	755.6	795.7		916.8
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0		0.0
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	728.7	795.6		915.9
Commercial mortgage-backed securities | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	26.9	0.1		0.9
Collateralized Debt Obligations | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	1,105.5	1,146.6		1,213.6
Collateralized Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0		0.0
Collateralized Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	1,056.2	1,146.6		1,213.6
Collateralized Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	49.3	0.0		0.0
Other Debt Obligations | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	858.6	719.4		505.1
Other Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	0.0	0.0		0.0
Other Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	818.8	677.9		497.5
Other Debt Obligations | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	39.8	41.5		7.6
Index options | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	207.2	261.9		161.7
Index options | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.0	0.0		0.0
Index options | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	183.6	222.4		154.7
Index options | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	23.6	39.5		7.0
Foreign currency swaps | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	86.6	75.5		141.9
Foreign currency swaps | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.0	0.0		0.0
Foreign currency swaps | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	86.6	75.5		141.9
Foreign currency swaps | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.0	0.0		0.0
Other derivatives | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	1.0	1.7		3.7
Other derivatives | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.0	0.2		0.0
Other derivatives | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	1.0	1.5		3.7
Other derivatives | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	0.0	0.0		0.0
Embedded derivatives | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivatives	857.8	797.5		532.4
Embedded derivatives | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivatives	0.0	0.0		0.0
Embedded derivatives | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivatives	0.0	0.0		0.0
Embedded derivatives | Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivatives	857.8	797.5		532.4
Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	6,054.8	6,180.8		5,538.2
Mortgage loans | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	0.0	0.0		0.0
Mortgage loans | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	0.0	0.0		0.0
Mortgage loans | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	6,054.8	6,180.8		5,538.2
Tax Credit Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in limited partnerships	128.5	135.1		204.0
Tax Credit Investments | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in limited partnerships	0.0	0.0		0.0
Tax Credit Investments | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in limited partnerships	0.0	0.0		0.0
Tax Credit Investments | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in limited partnerships	128.5	135.1		204.0
Fund held under deposit contracts: Deferred annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	20,029.6	19,943.3		18,228.6
Fund held under deposit contracts: Deferred annuities | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	0.0	0.0		0.0
Fund held under deposit contracts: Deferred annuities | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	0.0	0.0		0.0
Fund held under deposit contracts: Deferred annuities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	20,029.6	19,943.3		18,228.6
Fund held under deposit contracts: Income annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	7,347.3	8,080.5		7,678.4
Fund held under deposit contracts: Income annuities | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	0.0	0.0		0.0
Fund held under deposit contracts: Income annuities | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	0.0	0.0		0.0
Fund held under deposit contracts: Income annuities | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	7,347.3	8,080.5		7,678.4
Reported Value Measurement | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	30,124.5	30,281.3		28,312.0
Marketable equity securities, at fair value	708.6	755.7		717.4
Derivatives, at fair value	294.8	339.1		307.3
Total investments carried at fair value	31,127.9	31,376.1		29,336.7
Separate account assets	999.4	978.1		911.4
Assets, fair value disclosure	32,127.3	32,354.2		30,248.1
Reported Value Measurement | US Government Agencies Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	297.3	422.2		392.1
Reported Value Measurement | US States and Political Subdivisions Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	746.9	792.4		930.8
Reported Value Measurement | Corporate Debt Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	23,934.4	23,932.2		21,769.0
Reported Value Measurement | Residential Mortgage Backed Securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	2,426.2	2,472.8		2,584.6
Reported Value Measurement | Commercial mortgage-backed securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	755.6	795.7		916.8
Reported Value Measurement | Collateralized Debt Obligations | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	1,105.5	1,146.6		1,213.6
Reported Value Measurement | Other Debt Obligations | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fixed maturities, at fair value	858.6	719.4		505.1
Reported Value Measurement | Index options | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	207.2	261.9		161.7
Reported Value Measurement | Foreign currency swaps | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	86.6	75.5		141.9
Reported Value Measurement | Other derivatives | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives, at fair value	1.0	1.7		3.7
Reported Value Measurement | Embedded derivatives | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Embedded derivatives	857.8	797.5		532.4
Reported Value Measurement | Mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Mortgage loans	6,285.0	6,241.2		5,692.2
Reported Value Measurement | Tax Credit Investments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments in limited partnerships	150.0	173.0		195.2
Reported Value Measurement | Fund held under deposit contracts: Deferred annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	20,810.0	20,128.3		18,566.6
Reported Value Measurement | Fund held under deposit contracts: Income annuities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	7,149.1	7,202.5		7,336.6
Reported Value Measurement | Insurance contracts and embedded derivatives
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Funds held under deposit contracts	8,240.0	8,015.1		7,489.9
Liability | Tax Credit Investments | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Future investment contributions	$ 16.5	$ 32.8		$ 16.5